Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued compensation	$ 269	$ 291	$ 362
Accrued pre-clinical and clinical trial expenses	199	304	496
Accrued professional fees	736	285	292
Other accruals		14	35
Total accrued liabilities	$ 1,204	$ 894	$ 1,185